Provisions - Changes in Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	$ 26,997,156	$ 34,049,017
Increases	21,340,036	26,567,389
Provisions reversals	(104,110)	(714,991)
Provisions used	(4,908,103)	(14,173,000)
Inflation adjustment	(22,601,216)	(18,731,259)
PROVISIONS	20,723,763	26,997,156
Financial guarantees and loan commitments [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	8,389,890	5,178,233
Increases	4,849,781	6,367,666
Inflation adjustment	(7,267,301)	(3,156,009)
PROVISIONS	5,972,370	8,389,890
Provisions for reorganization [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS		8,149,225
Increases		7,391,880
Provisions reversals		(709,547)
Provisions used		(11,531,927)
Inflation adjustment		(3,299,631)
Other provisions [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	18,607,266	20,721,559
Increases	16,490,255	12,807,843
Provisions reversals	(104,110)	(5,444)
Provisions used	(4,908,103)	(2,641,073)
Inflation adjustment	(15,333,915)	(12,275,619)
PROVISIONS	14,751,393	18,607,266
Provision for Commercial Claims [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	10,887,030	14,746,706
Increases	10,922,759	6,047,174
Provisions used	(3,631,466)	(1,272,083)
Inflation adjustment	(9,127,577)	(8,634,767)
PROVISIONS	9,050,746	10,887,030
Provisions labor-related [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	1,914,601	1,721,074
Increases	1,625,231	2,074,034
Provisions used	(1,086,102)	(931,876)
Inflation adjustment	(1,540,840)	(948,631)
PROVISIONS	912,890	1,914,601
Provisions tax claims [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	1,852,273	1,955,093
Increases	1,287,530	1,274,322
Provisions used	(35,933)	(411,392)
Inflation adjustment	(1,173,602)	(965,750)
PROVISIONS	1,930,268	1,852,273
Others [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	3,953,362	2,298,686
Increases	2,654,735	3,412,313
Provisions reversals	(104,110)	(5,444)
Provisions used	(154,602)	(25,722)
Inflation adjustment	(3,491,896)	(1,726,471)
PROVISIONS	$ 2,857,489	$ 3,953,362